Acquisition and sale of businesses and brands and purchase of non-controlling interests (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Schedule of fair value of net assets acquired and cash consideration paid in business combination
Fair value of net assets acquired and cash consideration paid in respect of the acquisition of subsidiaries in the three years ended 30 June 2022 were as follows:

	Net assets acquired and consideration
	21Seeds £ million	Other £ million	2022 £ million	2021 £ million	2020 £ million
Brands and other intangibles	84	36	120	334	102
Property, plant and equipment	—	—	—	15	—
Inventories	4	2	6	12	2
Other working capital	—	3	3	(3)	(3)
Deferred tax	(20)	(11)	(31)	(15)	(19)
Borrowings	—	—	—	(8)	—
Cash	1	—	1	4	2
Fair value of assets and liabilities	69	30	99	339	84
Goodwill arising on acquisition	48	22	70	274	8
Settlement of pre-existing relationship	—	(1)	(1)	—	—
Step acquisitions	—	(6)	(6)	—	(23)
Consideration payable	117	45	162	613	69
Satisfied by:
Cash consideration paid	(62)	(26)	(88)	(358)	(27)
Contingent consideration payable	(55)	(15)	(70)	(253)	(42)
Deferred consideration payable	—	(4)	(4)	(2)	—
	(117)	(45)	(162)	(613)	(69)

Schedule of cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interests
Cash consideration paid in respect of the acquisition of businesses and purchase of shares of non-controlling interests in the three years ended 30 June 2022 were as follows:

	Consideration
	2022 £ million	2021 £ million	2020 £ million
Acquisitions in the year - subsidiaries
Cash consideration paid	(88)	(358)	(27)
Prior year acquisitions - subsidiaries
Contingent consideration paid for Casamigos	(83)	(89)	(49)
Other consideration	(36)	(7)	(9)
Investments in associates
Cash consideration paid	(4)	—	(6)
Capital injection	(61)	(38)	(41)
Cash acquired	1	4	2
Net cash outflow on acquisition of businesses	(271)	(488)	(130)
Purchase of shares of non-controlling interests	—	(42)	(62)
Total net cash outflow	(271)	(530)	(192)

Schedule of cash consideration received and net assets disposed of in sale of businesses
Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the three years ended 30 June 2022 were as follows:

	2022 £ million	2021 £ million	2020 £ million
Sale consideration
Cash received	106	14	11
Overdraft disposed of	2	—	—
Transaction and other directly attributable costs paid	(26)	—	—
Net cash received	82	14	11
Transaction costs payable	(16)	1	(1)
	66	15	10
Net assets disposed of
Goodwill	(14)	—	—
Property, plant and equipment	(11)	(2)	(1)
Investment in associates	—	—	(1)
Assets and liabilities held for sale	—	—	(30)
Inventories	(4)	—	—
Other working capital	15	1	—
Other borrowings	1	—	—
Corporate tax	(5)	—	—
Deferred tax	(2)	—	—
	(20)	(1)	(32)
Impairment charge recognised up until the date of sale	—	—	(7)
Exchange recycled from other comprehensive income	(63)	—	(4)
(Loss)/gain on disposal before taxation	(17)	14	(33)
Taxation	(23)	—	—
(Loss)/gain on disposal after taxation	(40)	14	(33)

Schedule of assets and liabilities held for sale	(c) Assets and liabilities held for sale

	Windsor business £ million	USL Popular brands £ million	2022 £ million
Intangible assets	145	20	165
Property, plant and equipment	3	9	12
Other investments	1	—	1
Inventories	6	15	21
Trade and other receivables	1	22	23
Assets held for sale	156	66	222
Trade and other payables	(5)	(13)	(18)
Corporation tax	(6)	—	(6)
Deferred tax	(28)	(7)	(35)
Leases	(2)	—	(2)
Liabilities held for sale	(41)	(20)	(61)
Total	115	46	161